Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 109
Principal plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0
Weighted average duration of defined benefit obligation	11 years 4 months 24 days	11 years 9 months 18 days
Other plans
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 109
Weighted average duration of defined benefit obligation	9 years 8 months 12 days	9 years 9 months 18 days
Pension Plan | Principal plan | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,170
Pension Plan | Principal plan | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,203
Pension Plan | Principal plan | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,239
Pension Plan | Principal plan | 2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,275
Pension Plan | Principal plan | 2030
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,313
Pension Plan | Principal plan | 2031-2035
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	7,175
Pension Plan | Other plans | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	436
Pension Plan | Other plans | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	436
Pension Plan | Other plans | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	437
Pension Plan | Other plans | 2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	433
Pension Plan | Other plans | 2030
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	437
Pension Plan | Other plans | 2031-2035
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,259